Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Net sales to customers
	Year Ended March 31,
	2013		2014		2015
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	15,818	52	14,080	45	6,879	24
Fitbit, Inc.	5,493	18	10,396	33	10,593	37
Kern + Sohn GMBH	3,814	13	2,762	9	5,424	19

	25,125	83	27,238	87	22,896	80

The following customers had balances greater than 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2014		2015
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	1,523	61	101	8
Fitbit, Inc.	355	14	324	25
Kern + Sohn GMBH	169	7	224	17
Pitney Bowes Inc.	219	9	355	27

		91		77